Segment Reporting (Tables)	6 Months Ended
Mar. 31, 2022
Segment Reporting [Abstract]
Schedule of revenue by product source
	For the six months ended March 31,
	2022	2021
Sales of TCMD products manufactured by the Company	$15,354,635	$13,318,921
Sales of third-party products	8,847,705	10,974,027
Total revenue	$24,202,340	$24,292,948

Schedule of total revenues by product categories
	For the six months ended March 31,
	2022	2021
Sales of TCMD products:
Medicinal liquor products	$765,793	$1,133,879
Other chronic condition treatment products	12,077,570	9,700,934
Cold and flu medicines	2,511,272	2,484,108
Sub-total of TCMD products sales	15,354,635	13,318,921

Sales of third-party products
Biochemical drugs	1,366,017	9,434,645
Traditional Chinese medicine pieces	7,431,251	20,570
Medical instruments	50,437	1,517,860
Dietary supplements	-	952
Subtotal of third-party products sales	8,847,705	10,974,027

Total revenue	$24,202,340	$24,292,948